Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in Dollars per share)
Ordinary share capital, shares authorized	245,000,000	37,452,359
Ordinary share capital, shares issued	116,853,504	37,452,359
Ordinary share capital, shares outstanding	116,853,504	37,452,359